UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
10/31/15 (Unaudited)

COMMON STOCKS (93.9%)(a)
			Shares	Value

Aerospace and defense (1.9%)

Airbus Group SE (France)			149,048	$10,356,459

Bombardier, Inc. Class B (Canada)(S)			11,744,359	12,753,892

Honeywell International, Inc.			239,275	24,712,322

Northrop Grumman Corp.			55,852	10,486,213

United Technologies Corp.			142,400	14,013,584

				72,322,470
Airlines (3.3%)

Air Canada (Canada)(NON)			2,320,100	19,091,676

American Airlines Group, Inc.			1,838,400	84,970,848

Spirit Airlines, Inc.(NON)			561,510	20,843,251

				124,905,775
Automobiles (3.1%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)			2,480,976	36,321,489

Tesla Motors, Inc.(NON)(S)			95,800	19,823,894

Yamaha Motor Co., Ltd. (Japan)			2,703,400	60,572,824

				116,718,207
Banks (1.4%)

Bank of America Corp.			1,385,819	23,254,043

JPMorgan Chase & Co.			338,756	21,765,073

Virgin Money Holdings UK PLC (United Kingdom)			1,436,133	8,572,340

				53,591,456
Beverages (0.4%)

Molson Coors Brewing Co. Class B			173,500	15,285,350

				15,285,350
Biotechnology (11.2%)

AbbVie, Inc.			254,700	15,167,385

AMAG Pharmaceuticals, Inc.(NON)(S)			1,696,962	67,878,480

Amgen, Inc.			181,700	28,741,306

ARIAD Pharmaceuticals, Inc.(NON)(S)			2,687,808	18,384,607

Biogen, Inc.(NON)			102,300	29,719,173

Celgene Corp.(NON)(S)			760,404	93,309,175

Gilead Sciences, Inc.			887,728	95,990,029

Merrimack Pharmaceuticals, Inc.(NON)(S)			782,300	7,306,682

PTC Therapeutics, Inc.(NON)(S)			664,860	16,535,068

TESARO, Inc.(NON)(S)			97,709	4,442,828

United Therapeutics Corp.(NON)			59,108	8,667,006

Vertex Pharmaceuticals, Inc.(NON)			327,000	40,789,980

				426,931,719
Capital markets (2.9%)

AllianceBernstein Holding LP (Partnership shares)			307,500	7,915,050

Bank of New York Mellon Corp. (The)			288,200	12,003,530

Charles Schwab Corp. (The)			654,300	19,969,236

E*Trade Financial Corp.(NON)			322,400	9,191,624

Goldman Sachs Group, Inc. (The)			11,100	2,081,250

KKR & Co. LP			2,718,600	46,623,990

Morgan Stanley			396,700	13,079,199

				110,863,879
Chemicals (1.9%)

Axalta Coating Systems, Ltd.(NON)			281,700	7,783,371

Dow Chemical Co. (The)			146,600	7,574,822

E.I. du Pont de Nemours & Co.			307,200	19,476,480

Monsanto Co.			34,500	3,216,090

Sherwin-Williams Co. (The)			126,847	33,846,585

				71,897,348
Commercial services and supplies (0.5%)

Tyco International PLC			555,600	20,246,064

				20,246,064
Consumer finance (0.4%)

American Express Co.			174,800	12,805,848

Oportun Financial Corp. (acquired 6/23/15, cost $1,923,622) (Private)(F)(RES)(NON)			674,955	1,731,260

				14,537,108
Diversified consumer services (0.6%)

Houghton Mifflin Harcourt Co.(NON)			803,116	15,733,042

ITT Educational Services, Inc.(NON)(S)(AFF)			2,179,992	7,193,974

				22,927,016
Electrical equipment (0.2%)

Jiangnan Group, Ltd. (China)			10,034,000	2,292,157

SolarCity Corp.(NON)(S)			113,700	3,371,205

				5,663,362
Energy equipment and services (1.0%)

Baker Hughes, Inc.			294,500	15,514,260

Halliburton Co.			454,879	17,458,256

Weatherford International PLC(NON)			381,100	3,902,464

				36,874,980
Food and staples retail (1.0%)

CVS Health Corp.			299,700	29,604,366

Walgreens Boots Alliance, Inc.			77,700	6,579,636

				36,184,002
Food products (0.3%)

Nomad Foods, Ltd. (United Kingdom)(NON)			308,285	4,500,034

TreeHouse Foods, Inc.(NON)			65,600	5,617,984

				10,118,018
Health-care equipment and supplies (0.1%)

Edwards Lifesciences Corp.(NON)			24,400	3,834,460

				3,834,460
Health-care providers and services (1.1%)

Brookdale Senior Living, Inc.(NON)			676,000	14,135,160

Cardinal Health, Inc.			296,200	24,347,640

China Pioneer Pharma Holdings, Ltd. (China)			5,038,000	2,186,256

				40,669,056
Hotels, restaurants, and leisure (0.4%)

Hilton Worldwide Holdings, Inc.			184,400	4,608,156

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			572,600	10,724,798

Restaurant Brands International LP (Units) (Canada)(S)			4,381	173,685

				15,506,639
Household durables (1.6%)

Panasonic Corp. (Japan)			2,337,400	27,429,053

PulteGroup, Inc.			1,111,730	20,378,011

Skyworth Digital Holdings, Ltd. (China)			6,396,271	4,708,451

Whirlpool Corp.			51,330	8,219,986

				60,735,501
Independent power and renewable electricity producers (1.4%)

8Point3 Energy Partners LP			480,500	6,467,530

NRG Energy, Inc.			1,549,300	19,970,477

TerraForm Global, Inc. Class A(NON)(S)			2,127,500	16,232,825

TerraForm Power, Inc. Class A(NON)(S)			571,399	10,428,032

				53,098,864
Industrial conglomerates (0.3%)

Danaher Corp.			123,533	11,526,864

				11,526,864
Insurance (1.7%)

Assured Guaranty, Ltd.(S)			1,209,385	33,185,524

Genworth Financial, Inc. Class A(NON)			4,340,787	20,314,883

Hartford Financial Services Group, Inc. (The)			84,000	3,885,840

Prudential PLC (United Kingdom)			335,386	7,828,228

				65,214,475
Internet and catalog retail (4.9%)

Amazon.com, Inc.(NON)			184,450	115,447,255

Ctrip.com International, Ltd. ADR (China)(NON)(S)			251,500	23,381,955

Delivery Hero Holding GmbH (acquired 6/2/15, cost $6,723,847) (Private) (Germany)(F)(RES)(NON)			873	5,913,002

FabFurnish GmbH (acquired 8/2/13, cost $186) (Private) (Brazil)(F)(RES)(NON)			140	115

Global Fashion Holding SA (acquired 8/2/13, cost $9,259,308) (Private) (Brazil)(F)(RES)(NON)			218,573	5,602,237

Netflix, Inc.(NON)			171,800	18,619,684

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $186) (Private) (Brazil)(F)(RES)(NON)			140	115

New Middle East Other Assets GmbH (acquired 8/2/13, cost $76) (Private) (Brazil)(F)(RES)(NON)			57	47

Priceline Group, Inc. (The)(NON)			10,897	15,846,853

				184,811,263
Internet software and services (15.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			596,243	49,983,051

Alphabet, Inc. Class A(NON)			374,414	276,089,142

Baidu, Inc. ADR (China)(NON)			45,500	8,529,885

Criteo SA ADR (France)(NON)(S)			86,800	3,303,608

Facebook, Inc. Class A(NON)			1,589,181	162,048,787

GrubHub, Inc.(NON)			117,700	2,822,446

IAC/InterActive Corp.			137,500	9,213,875

linkedIn Corp.(NON)			27,400	6,599,838

Monster Worldwide, Inc.(NON)(S)			2,478,656	15,541,173

Tencent Holdings, Ltd. (China)			1,176,100	22,072,066

Twitter, Inc.(NON)			217,300	6,184,358

Yahoo!, Inc.(NON)			467,200	16,641,664

				579,029,893
IT Services (3.4%)

MasterCard, Inc. Class A			58,500	5,790,915

Visa, Inc. Class A			1,577,600	122,390,208

				128,181,123
Leisure products (0.2%)

Brunswick Corp.			136,000	7,318,160

				7,318,160
Media (1.8%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			526,149	6,743,412

Charter Communications, Inc. Class A(NON)(S)			41,500	7,924,010

Comcast Corp. Class A			304,235	19,051,196

Discovery Communications, Inc. Class A(NON)(S)			455,600	13,412,864

Liberty Global PLC Ser. A (United Kingdom)(NON)			330,601	14,718,357

Live Nation Entertainment, Inc.(NON)(S)			156,300	4,263,864

				66,113,703
Metals and mining (0.2%)

Glencore PLC (United Kingdom)			4,332,785	7,462,453

				7,462,453
Multiline retail (1.0%)

Hudson's Bay Co. (Canada)			491,400	8,542,002

Macy's, Inc.			540,900	27,575,082

				36,117,084
Oil, gas, and consumable fuels (3.7%)

Anadarko Petroleum Corp.			229,400	15,342,272

Devon Energy Corp.			241,900	10,142,867

EOG Resources, Inc.			75,000	6,438,750

EnVen Energy Corp. 144A			415,000	4,150,000

Genel Energy PLC (United Kingdom)(NON)			5,275,214	20,726,999

Gulfport Energy Corp.(NON)			909,900	27,724,653

MarkWest Energy Partners LP			228,200	9,967,776

Scorpio Tankers, Inc.			1,848,335	16,856,815

Suncor Energy, Inc. (Canada)			772,000	22,972,255

Whiting Petroleum Corp.(NON)			433,031	7,461,124

				141,783,511
Personal products (2.0%)

Avon Products, Inc.(S)			7,180,891	28,938,991

Coty, Inc. Class A(S)			509,300	14,744,235

Edgewell Personal Care Co.			368,800	31,241,048

				74,924,274
Pharmaceuticals (8.0%)

Allergan PLC(NON)			300,107	92,574,006

Bristol-Myers Squibb Co.			368,300	24,289,385

Jazz Pharmaceuticals PLC(NON)			952,471	130,755,219

Pacira Pharmaceuticals, Inc.(NON)(S)			141,300	7,057,935

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			834,175	49,374,818

				304,051,363
Real estate investment trusts (REITs) (0.8%)

American Tower Corp.(R)			93,815	9,590,707

Gaming and Leisure Properties, Inc.(R)(S)			737,900	21,524,543

				31,115,250
Real estate management and development (0.6%)

Kennedy-Wilson Holdings, Inc.			863,119	21,163,678

				21,163,678
Road and rail (1.3%)

Genesee & Wyoming, Inc. Class A(NON)			197,711	13,266,408

Union Pacific Corp.			415,100	37,089,185

				50,355,593
Semiconductors and semiconductor equipment (2.5%)

Avago Technologies, Ltd.			265,800	32,727,954

Canadian Solar, Inc. (Canada)(NON)(S)			494,887	10,803,383

Lam Research Corp.			162,000	12,407,580

Micron Technology, Inc.(NON)			692,500	11,467,800

NXP Semiconductor NV(NON)			184,900	14,486,915

SunEdison, Inc.(NON)(S)			1,861,370	13,588,001

				95,481,633
Software (3.7%)

Microsoft Corp.			944,100	49,697,424

Mobileye NV (Israel)(NON)(S)			310,500	14,133,960

Nintendo Co., Ltd. (Japan)			77,400	12,355,820

Oracle Corp.			113,971	4,426,634

Salesforce.com, Inc.(NON)			409,029	31,785,644

TiVo, Inc.(NON)			2,958,700	26,864,996

				139,264,478
Specialty retail (2.4%)

Advance Auto Parts, Inc.			100,700	19,981,901

Gap, Inc. (The)			400,000	10,888,000

GNC Holdings, Inc. Class A			199,800	5,944,050

Home Depot, Inc. (The)			307,488	38,017,816

Lowe's Cos., Inc.			128,198	9,464,858

Office Depot, Inc.(NON)			283,900	2,163,318

Staples, Inc.			432,000	5,611,680

				92,071,623
Technology hardware, storage, and peripherals (5.5%)

Apple, Inc.			1,311,547	156,729,867

EMC Corp.			559,000	14,656,980

HP, Inc.			464,000	12,509,440

Lenovo Group, Ltd. (China)			13,354,000	12,386,847

Western Digital Corp.			159,112	10,631,864

				206,914,998
Transportation infrastructure (0.2%)

Aena SA (Spain)(NON)			65,265	7,280,864

				7,280,864
Wireless telecommunication services (0.1%)

Vodafone Group PLC ADR (United Kingdom)			111,900	3,689,343

				3,689,343

Total common stocks (cost $3,200,239,991)				$3,566,782,900

PURCHASED OPTIONS OUTSTANDING (2.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Agilent Technologies, Inc. (Call)	Nov-15/$32.50		$366,290	$1,948,886

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/70.00		310,663	4,667,152

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/80.00		475,413	3,506,271

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/90.00		358,508	955,571

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/110.00		518,358	141,491

American Airlines Group, Inc. $41.80, Celgene Corp $116.99 Macy's, Inc $56.06 (Call)(WOC)	Nov-15/110.00		52,445,166	650,320

American Airlines Group, Inc. $44.31, Celgene Corp $125.62 Macy's, Inc $57.12 (Call)(WOC)	Nov-15/110.00		66,606,614	372,997

Avon Products, Inc. (Call)	Dec-15/6.00		5,028,721	502,872

Avon Products, Inc. (Call)	Nov-15/5.00		3,433,253	539,810

Bombardier, Inc. (Call)	Nov-15/1.75		6,354,291	201,670

Bombardier, Inc. (Call)	Nov-15/2.00		9,656,255	12,362

Bombardier, Inc. (Call)	Nov-15/2.25		4,170,098	1,894

Calpine Corp. (Call)	Nov-15/12.00		2,146,697	7,550,985

DISH Network Corp. (Call)	Dec-15/50.00		227,281	3,065,043

Freeport-McMoran, Inc. (Call)	Nov-15/5.00		496,917	3,366,116

Hilton Worldwide Holdings, Inc. (Call)	Nov-15/20.00		1,485,223	7,467,954

L-3 Communications Holdings, Inc. (Call)	Nov-15/90.00		268,291	9,597,770

NIKE, Inc. Class B (Call)	Jan-16/135.00		271,477	995,310

Pandora Media, Inc. (Call)	Nov-15/14.00		644,585	90,371

Powershares QQQ Trust Ser. 1 ETF (Put)	Nov-15/109.00		1,437,666	433,652

SPDR S&P 500 ETF Trust (Call)	Nov-15/215.00		2,737,419	835,953

SPDR S&P 500 ETF Trust (Put)	Nov-15/200.00		6,507,347	2,830,696

SPDR S&P 500 ETF Trust (Put)	Nov-15/200.00		7,360,785	1,140,922

Staples, Inc. (Call)	Dec-15/17.00		2,076,628	308,026

Staples, Inc. (Call)	Nov-15/18.00		1,891,887	12,706

Tronox, Ltd. Class A (Call)	Feb-16/3.00		1,648,106	5,603,560

Tronox, Ltd. Class A (Call)	Feb-16/4.00		1,337,082	3,369,336

Tronox, Ltd. Class A (Call)	Feb-16/5.00		1,575,914	2,944,833

Tronox, Ltd. Class A (Call)	Feb-16/4.00		433,349	1,092,004

Tronox, Ltd. Class A (Call)	Jan-16/12.00		2,837,872	661,792

Wynn Resorts, Ltd. (Call)	Nov-15/40.00		423,435	12,684,203

Total purchased options outstanding (cost $71,712,096)				$77,552,528

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $5,253) (Private)(F)(RES)(NON)			1,843	$4,727

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $100,457) (Private)(F)(RES)(NON)			31,891	90,411

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $235,942) (Private)(F)(RES)(NON)			46,354	212,348

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $342,236) (Private)(F)(RES)(NON)			67,237	308,013

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $191,914) (Private)(F)(RES)(NON)			34,957	172,723

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $579,325) (Private)(F)(RES)(NON)			75,433	521,393

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,624,930) (Private)(F)(RES)(NON)			570,151	1,462,437

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $2,054,710) (Private)(F)(RES)(NON)			720,951	1,849,239

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $6,422,273) (Private)(F)(RES)(NON)			2,255,601	5,780,135

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $19,183,494) (Private)(F)(RES)(NON)			567,268	20,237,129

Total convertible preferred stocks (cost $30,740,634)				$30,638,555

WARRANTS (0.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	1,391,400	$3,821,256

Wells Fargo & Co.(W)	10/28/18	34.01	813,312	16,469,568

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	1,902,400	8,115,638

Total warrants (cost $15,018,317)				$28,406,462

INVESTMENT COMPANIES (0.5%)(a)
			Shares	Value

Market Vectors Junior Gold Miners ETF(S)			841,300	$17,212,998

Total investment companies (cost $21,504,028)				$17,212,998

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019			$4,320,000	$7,014,600

Total convertible bonds and notes (cost $6,630,353)				$7,014,600

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2041(i)			$3,171,598	$3,845,943

Total U.S. treasury obligations (cost $3,845,943)				$3,845,943

SHORT-TERM INVESTMENTS (11.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.26%(d)		Shares	327,095,035	$327,095,035

Putnam Short Term Investment Fund 0.15%(AFF)		Shares	88,586,545	88,586,545

SSgA Prime Money Market Fund Class N 0.09%(P)		Shares	16,764,000	16,764,000

U.S. Treasury Bills 0.07%, April 14, 2016(SEGSF)			$2,239,000	2,237,151

U.S. Treasury Bills 0.06%, April 7, 2016			504,000	503,648

U.S. Treasury Bills 0.07%, February 18, 2016			510,000	509,887

U.S. Treasury Bills 0.19%, February 11, 2016(SEGSF)			2,671,000	2,670,391

U.S. Treasury Bills 0.09%, February 4, 2016			1,157,000	1,156,681

Total short-term investments (cost $439,524,237)				$439,523,338

TOTAL INVESTMENTS

Total investments (cost $3,789,215,599)(b)				$4,170,977,324

FORWARD CURRENCY CONTRACTS at 10/31/15 (aggregate face value $257,544,035) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	12/16/15	$10,545,540	$9,815,289	$(730,251)
	Chinese Yuan	Sell	11/18/15	114,268,425	110,763,022	(3,505,403)
	Euro	Sell	12/16/15	17,663,423	18,093,345	429,922
	Japanese Yen	Sell	11/18/15	60,741,483	58,357,999	(2,383,484)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/20/16	18,571,197	18,353,467	(217,730)
UBS AG
	British Pound	Sell	12/16/15	42,456,201	42,160,913	(295,288)

Total						$(6,702,234)

WRITTEN OPTIONS OUTSTANDING at 10/31/15 (premiums $6,357,651) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/$80.00	$310,663	$2,291,205
Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/90.00	475,413	1,267,171
Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/110.00	358,508	96,055
Alibaba Group Holding, Ltd. ADR (Call)	Jan-16/130.00	518,358	40,587
Avon Products, Inc. (Call)	Nov-15/7.00	3,433,253	41,680
NIKE, Inc. Class B (Call)	Jan-16/145.00	271,477	277,270
Powershares QQQ Trust Ser. 1 ETF (Put)	Nov-15/107.00	1,437,666	215,650
SPDR S&P 500 ETF Trust (Call)	Nov-15/218.00	2,737,419	261,998
SPDR S&P 500 ETF Trust (Put)	Nov-15/198.00	6,507,347	1,984,676
SPDR S&P 500 ETF Trust (Put)	Nov-15/198.00	7,360,785	779,139
Staples, Inc. (Call)	Dec-15/19.00	2,076,628	179,587
Tronox, Ltd. Class A (Call)	Jan-16/14.00	2,837,872	405,078

Total			$7,840,096

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	1,654,241	$—	7/28/16	(3 month USD-LIBOR-BBA plus 0.32%)	A basket (DBPTMATR) of common stocks	$(1,842,539)
Goldman Sachs International
baskets	34,030	—	12/15/20	(1 month USD-LIBOR-BBA minus 1.50%)	A basket (GSCBMSU5) of common stocks	(28,973)
baskets	130,416	—	12/15/20	(1 month USD-LIBOR-BBA minus 1.50%)	A basket (GSCBMSU5) of common stocks	(634,198)
baskets	33,307	—	12/15/20	(1 month USD-LIBOR-BBA minus 1.50%)	A basket (GSCBMSU5) of common stocks	(82,127)

Total		$—	$(2,587,837)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,800,468,763.
(b)	The aggregate identified cost on a tax basis is $3,826,088,469, resulting in gross unrealized appreciation and depreciation of $663,952,509 and $319,063,654, respectively, or net unrealized appreciation of $344,888,855.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $43,885,331, or 1.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$89,817,978	$569,559,023	$570,790,456	$19,492	$88,586,545
	ITT Educational Services, Inc.	8,022,371	—	—	—	7,193,974
	Totals	$97,840,349	$569,559,023	$570,790,456	$19,492	$95,780,519
* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $327,095,035, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $319,545,129.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
(WOC)	Represents a worst-of-call-option that is a basket of common stocks. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.
At the close of the reporting period, the fund maintained liquid assets totaling $20,015,987 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own, to enhance the returns on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $38,093,239 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,560,926 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,599,512 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$491,349,940	$99,453,740	$11,515,516
Consumer staples	132,011,610	4,500,034	—
Energy	157,931,492	20,726,999	—
Financials	278,354,018	16,400,568	1,731,260
Health care	773,300,342	2,186,256	—
Industrials	272,371,512	19,929,480	—
Information technology	1,102,057,392	46,814,733	—
Materials	71,897,348	7,462,453	—
Telecommunication services	3,689,343	—	—
Utilities	53,098,864	—	—
Total common stocks	3,336,061,861	217,474,263	13,246,776
Convertible bonds and notes	—	7,014,600	—
Convertible preferred stocks	—	—	30,638,555
Investment companies	17,212,998	—	—
Purchased options outstanding	—	77,552,528	—
U.S. treasury obligations	—	3,845,943	—
Warrants	16,469,568	11,936,894	—
Short-term investments	105,350,545	334,172,793	—

Totals by level	$3,475,094,972	$651,997,021	$43,885,331

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,702,234)	$—
Written options outstanding	—	(7,840,096)	—
Total return swap contracts	—	(2,587,837)	—

Totals by level	$—	$(17,130,167)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 7/31/15	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 10/31/15

Common stocks*:
Consumer discretionary	$11,500,859	$—	$—	$14,657	$—	$—	$—	$—	$11,515,516
Financials	$1,731,260	—	—	—	—	—	—	—	1,731,260
Total common stocks	$13,232,119	—	—	14,657	—	—	—	—	$13,246,776
Convertible preferred stocks	$30,638,542	—	—	13	—	—	—	—	$30,638,555

Totals	$43,870,661	$—	$—	$14,670	$—	$—	$—	$—	$43,885,331

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $14,670 related to Level 3 securities still held at period end.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The table below represents quantitative information on internally priced Level 3 securities that were valued using unobservable inputs:
Description	Fair Value	Valuation Techniques	Unobservable Input	Range of unobservable inputs (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Private Equity	$38,282,817	Market transaction price	Liquidity discount	10%	Decrease

Private Equity	$5,602,514	Comparable multiples	EV/sales multiple	0.8x-2.5x (1.7x)	Increase
			Liquidity discount	25%	Decrease

(1) Expected directional change in fair value that would result from an increase in the unobservable input.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$429,922	$7,132,156
Equity contracts	105,958,990	10,427,933

Total	$106,388,912	$17,560,089

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$154,700,000
Written equity option contracts (contract amount)		$31,600,000
Forward currency contracts (contract amount)		$363,600,000
OTC total return swap contracts (notional)		$77,100,000
Warrants (number of warrants)		4,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	—
	Forward currency contracts#	—	—	—	429,922	—	—	—	—	429,922
	Purchased options#	4,667,152	6,106,432	7,269,206	2,830,696	14,706,199	15,064,368	—	26,908,475	77,552,528

	Total Assets	$4,667,152	$6,106,432	$7,269,206	$3,260,618	$14,706,199	$15,064,368	$—	$26,908,475	$77,982,450

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	1,842,539	745,298	—	—	2,587,837
	Forward currency contracts#	—	—	—	6,619,138	—	—	217,730	295,288	7,132,156
	Written options#	2,291,205	—	810,242	1,984,676	707,663	779,139	—	1,267,171	7,840,096

	Total Liabilities	$2,291,205	$—	$810,242	$8,603,814	$2,550,202	$1,524,437	$217,730	$1,562,459	$17,560,089

	Total Financial and Derivative Net Assets	$2,375,947	$6,106,432	$6,458,964	$(5,343,196)	$12,155,997	$13,539,931	$(217,730)	$25,346,016	$60,422,361
	Total collateral received (pledged)##†	$2,320,000	$3,845,943	$6,019,000	$(4,599,512)	$9,615,340	$12,464,610	$—	$24,438,289
	Net amount	$55,947	$2,260,489	$439,964	$(743,684)	$2,540,657	$1,075,321	$(217,730)	$907,727

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015